Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property and equipment, net
Property and equipment	¥ 259,570		¥ 243,443		¥ 225,593
Less: accumulated depreciation	(129,154)		(103,836)		(115,808)
Property and equipment, net	130,416	$ 17,985	139,607	$ 19,253	109,785
Machinery and electronic equipment
Property and equipment, net
Property and equipment	189,052		180,264		160,141
Transportation vehicles
Property and equipment, net
Property and equipment	5,214		3,897		8,589
Office and other equipment
Property and equipment, net
Property and equipment	18,338		15,510		7,219
Leasehold improvements
Property and equipment, net
Property and equipment	46,572		43,440		39,166
Construction in progress
Property and equipment, net
Property and equipment	¥ 394		¥ 332		¥ 10,478